Related Parties - Summary of Transaction with Entity Providing Key Management Personnel Services (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Transactions Between Related Parties [Line Items]
Key management personnel services	$ 2	$ 3	$ 2
Consultancy services	$ 22	23	$ 14
Management Personnel Services [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Trade and other payables		$ 3